File No. 333-34844

811-09903

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 71  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 73  [X]

(Check appropriate box or boxes.)

BNY MELLON FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 16th day of January, 2020.

BNY MELLON FUNDS TRUST

By:	/s/ Patrick T. Crowe*
Patrick T. Crowe, President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Patrick T. Crowe* Patrick T. Crowe	President (Principal Executive Officer)	January 16, 2020
/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	January 16, 2020
/s/ Patrick J. O’Connor* Patrick J. O’Connor	Chairman of the Board of Trustees	January 16, 2020
/s/ John R. Alchin* John R. Alchin	Trustee	January 16, 2020
/s/ Ronald R. Davenport* Ronald R. Davenport	Trustee	January 16, 2020
/s/ John L. Diederich* John L. Diederich	Trustee	January 16, 2020
/s/ Kim D. Kelly* Kim D. Kelly	Trustee	January 16, 2020
/s/ Kevin C. Phelan* Kevin C. Phelan	Trustee	January 16, 2020
/s/ Patrick J. Purcell* Patrick J. Purcell	Trustee	January 16, 2020
/s/ Thomas F. Ryan, Jr.* Thomas F. Ryan, Jr.	Trustee	January 16, 2020
/s/ Maureen M. Young* Maureen M. Young	Trustee	January 16, 2020

*BY:	/s/ Natalya Zelensky Natalya Zelensky Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.